REVENUE AND CONTRACT BALANCES (Q2)	6 Months Ended
Jun. 30, 2023
REVENUE AND CONTRACT BALANCES [Abstract]
REVENUE AND CONTRACT BALANCES
6.	REVENUE AND CONTRACT BALANCES
The Group derives revenues in the following major categories:

	Periods ended June 30,
In thousands of USD	2022	2023
Self-mining business	41,010	34,713
Cloud hash rate
Hash rate subscription	46,861	21,877
Electricity subscription	24,583	13,994
Additional consideration from acceleration plan arrangements	3,449	168
Sales of mining machines	442	2
Cloud hosting arrangements(2)	6,787	1,805
Membership hosting	—	40,435
General hosting	53,000	49,911
Others(1)	3,487	3,498
Total revenues	179,619	166,403

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2022 and 2023.
For the six months ended June 30, 2022 and 2023, the revenue generated from customer A represented 15.74% and 22.18% of the total revenue, respectively. For the six months ended June 30, 2022, the revenue generated from customer B represented 19.51% of the total revenue. The Group did not have any other customer that accounts for 10% or more of total revenue in the six months ended June 30, 2022 and 2023.
Contract assets and liabilities
A contract asset is recognized when the Group recognizes revenue before being unconditionally entitled to the consideration under the payment terms set out in the contract. Contract assets are assessed for expected credit losses and are reclassified to receivables when the right to the consideration has become unconditional. As of December 31, 2022 and June 30, 2023, the Group did not have any contract assets.
A contract liability is recognized when the customer pays consideration for goods or services before the Group recognizes the related revenue. A contract liability would also be recognized if the Group has an unconditional right to receive non-refundable consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized. As of December 31, 2022 and June 30, 2023, the Group had contract liabilties, presented as deferred revenue on the unaudited condensed consolidated statements of financial position, of approximately US$182.3 million and US$155.6 million. Approximately US$67.3 million and US$29.2 million, included in the deferred revenue balance at January 1, 2022 and 2023, respectively, was recognized as revenue during the six months ended June 30, 2022 and 2023.